Stock Options and Warrants (Details)	12 Months Ended
Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Dividend yield	0.00%
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected volatility	71.00%
Risk-free interest rate	1.55%
Expected life (in years)	4 years 6 months
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected volatility	185.00%
Risk-free interest rate	1.70%
Expected life (in years)	8 years 2 months 12 days